Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Oct. 01, 2025	Jun. 01, 2025	Dec. 31, 2024	Oct. 01, 2024
Segment and corporate information
Goodwill	€ 13,571,394	€ 13,585,362	€ 14,035,273	€ 15,170,652	€ 14,227,152
Intangible assets other than goodwill	1,254,489			1,370,080
Care Delivery
Segment and corporate information
Goodwill	11,212,997	11,227,831	11,613,650	13,014,925	12,171,616
Care Enablement
Segment and corporate information
Goodwill	1,989,734	1,988,586	2,039,598	2,155,727	€ 2,055,536
Value-Based Care
Segment and corporate information
Goodwill	368,663	€ 368,945	€ 382,025
Goodwill
Segment and corporate information
Goodwill	13,571,394			15,170,652
Goodwill | Care Delivery
Segment and corporate information
Goodwill	11,212,997			13,014,925
Goodwill | Care Enablement
Segment and corporate information
Goodwill	1,989,734			2,155,727
Goodwill | Value-Based Care
Segment and corporate information
Goodwill	368,663
Intangible assets
Segment and corporate information
Intangible assets other than goodwill	1,254,489			1,370,080
Management contracts
Segment and corporate information
Intangible assets other than goodwill	958			1,042
Management contracts | Care Delivery
Segment and corporate information
Intangible assets other than goodwill	958			1,043
Trade names
Segment and corporate information
Intangible assets other than goodwill	223,152			252,386
Trade names | Care Delivery
Segment and corporate information
Intangible assets other than goodwill	171,492			208,204
Trade names | Care Enablement
Segment and corporate information
Intangible assets other than goodwill	39,064			44,181
Trade names | Value-Based Care
Segment and corporate information
Intangible assets other than goodwill	12,596
Emission certificates
Segment and corporate information
Intangible assets other than goodwill	30,874			37,354
Emission certificates | Care Enablement
Segment and corporate information
Intangible assets other than goodwill	€ 30,874			€ 37,354